Annual Operating Expenses {- Fidelity Inflation-Protected Bond Index Fund} - 12.31 Fidelity Inflation-Protected Bond Index Fund PRO-10 - Fidelity Inflation-Protected Bond Index Fund - Fidelity Inflation-Protected Bond Index Fund
Mar. 01, 2022
Operating Expenses:
Management fee	0.05%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.05%